Property and Equipment - Additional Information (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD
Depreciation expense	278,000	469,000	$ 1,624,000	1,566,000	1,715,000
Accumulated depreciation	913,000		707,000	682,000	788,000
Net book value of assets written off and/or disposed	3,526,000